Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.81%
Alternative Carriers–0.41%
Cogent Communications Holdings, Inc.	248,700	$22,410,357
Apparel Retail–1.00%
Burlington Stores, Inc.(b)	291,185	54,742,780
Apparel, Accessories & Luxury Goods–1.71%
lululemon athletica, inc.	287,680	93,665,731
Application Software–14.84%
Alteryx, Inc., Class A(b)	347,527	60,987,513
ANSYS, Inc.(b)	185,562	57,635,557
Atlassian Corp. PLC, Class A(b)	307,359	54,294,967
Avalara, Inc.(b)	188,916	25,399,756
Coupa Software, Inc.(b)	286,320	87,742,764
DocuSign, Inc.(b)	359,417	77,932,388
Dynatrace, Inc.(b)	1,073,794	44,916,803
RingCentral, Inc., Class A(b)	387,005	112,335,941
Splunk, Inc.	466,942	97,973,771
Synopsys, Inc.(b)	553,279	110,224,243
Trade Desk, Inc. (The), Class A(b)	184,542	83,287,496
		812,731,199
Asset Management & Custody Banks–1.06%
KKR & Co., Inc., Class A	1,638,184	57,942,568
Auto Parts & Equipment–0.65%
Aptiv PLC(b)	458,498	35,648,220
Automotive Retail–0.27%
Carvana Co.(b)	97,411	15,093,834
Biotechnology–2.23%
Alnylam Pharmaceuticals, Inc.(b)	276,234	40,263,868
Neurocrine Biosciences, Inc.(b)	257,013	30,934,085
Seattle Genetics, Inc.(b)	305,632	50,817,432
		122,015,385
Building Products–0.86%
Trex Co., Inc.(b)	338,173	47,117,644
Cable & Satellite–1.35%
Cable One, Inc.	40,477	73,771,761
Construction Materials–0.48%
Martin Marietta Materials, Inc.	127,141	26,341,072
Consumer Electronics–0.89%
Garmin Ltd.	493,313	48,635,729
Data Processing & Outsourced Services–1.31%
Black Knight, Inc.(b)	596,403	44,682,513
Global Payments, Inc.	151,332	26,940,122
		71,622,635
Distributors–2.42%
Pool Corp.	419,363	132,812,262
Diversified Support Services–2.05%
Cintas Corp.	143,961	43,457,507
Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(b)	735,197	$68,557,120
		112,014,627
Education Services–0.54%
Chegg, Inc.(b)	364,874	29,543,848
Electrical Components & Equipment–2.58%
AMETEK, Inc.	705,784	65,814,358
Generac Holdings, Inc.(b)	276,655	43,595,295
Rockwell Automation, Inc.	146,923	32,049,783
		141,459,436
Electronic Equipment & Instruments–0.76%
Keysight Technologies, Inc.(b)	414,612	41,415,593
Fertilizers & Agricultural Chemicals–0.88%
FMC Corp.	452,675	48,006,184
Financial Exchanges & Data–3.15%
MarketAxess Holdings, Inc.	118,214	61,081,174
MSCI, Inc.	295,663	111,163,375
		172,244,549
Health Care Equipment–9.55%
DexCom, Inc.(b)	335,421	146,089,262
IDEXX Laboratories, Inc.(b)	176,502	70,203,671
Masimo Corp.(b)	399,983	88,044,258
ResMed, Inc.	393,216	79,630,172
STERIS PLC	368,178	58,772,254
Teleflex, Inc.	215,317	80,334,773
		523,074,390
Health Care Supplies–3.41%
Align Technology, Inc.(b)	164,945	48,464,140
Quidel Corp.(b)	117,706	33,248,414
West Pharmaceutical Services, Inc.	390,099	104,885,918
		186,598,472
Health Care Technology–1.44%
Veeva Systems, Inc., Class A(b)	298,155	78,882,868
Home Improvement Retail–0.47%
Floor & Decor Holdings, Inc., Class A	394,180	25,976,462
Homebuilding–2.12%
D.R. Horton, Inc.	1,130,908	74,820,873
TopBuild Corp.(b)	311,555	41,100,336
		115,921,209
Household Products–0.84%
Clorox Co. (The)	193,602	45,788,809
Industrial Conglomerates–2.03%
Roper Technologies, Inc.	256,568	110,952,832
Industrial Machinery–1.45%
IDEX Corp.	286,211	47,173,297
Nordson Corp.	165,670	32,078,682
		79,251,979

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–0.89%
Arthur J. Gallagher & Co.	378,433	$40,677,763
GoHealth, Inc., Class A(b)	460,194	8,168,444
		48,846,207
Interactive Home Entertainment–0.66%
Zynga, Inc., Class A(b)	3,691,665	36,289,067
Internet & Direct Marketing Retail–0.93%
Chewy, Inc., Class A(b)	966,096	50,710,379
Internet Services & Infrastructure–2.75%
Twilio, Inc., Class A(b)	392,127	108,783,872
Wix.com Ltd. (Israel)(b)	144,516	41,979,008
		150,762,880
Investment Banking & Brokerage–1.28%
LPL Financial Holdings, Inc.	886,497	70,050,993
IT Consulting & Other Services–2.42%
Booz Allen Hamilton Holding Corp.	507,709	41,510,288
CACI International, Inc., Class A(b)	130,484	27,117,185
EPAM Systems, Inc.(b)	220,505	63,964,090
		132,591,563
Life Sciences Tools & Services–2.42%
Bio-Rad Laboratories, Inc., Class A(b)	112,551	59,076,894
Bio-Techne Corp.	110,023	30,273,929
ICON PLC (Ireland)(b)	234,106	43,417,299
		132,768,122
Managed Health Care–0.80%
Centene Corp.(b)	669,454	43,681,874
Office REITs–0.90%
Alexandria Real Estate Equities, Inc.	277,484	49,267,284
Packaged Foods & Meats–1.12%
McCormick & Co., Inc.	314,767	61,348,088
Paper Packaging–0.75%
Avery Dennison Corp.	362,030	41,032,480
Pharmaceuticals–1.68%
Catalent, Inc.(b)	741,111	64,728,635
Royalty Pharma PLC, Class A(b)	639,702	27,539,171
		92,267,806
Railroads–1.07%
Kansas City Southern	340,654	58,541,390
Regional Banks–1.13%
First Republic Bank	552,386	62,132,377
Shares		Value
Research & Consulting Services–4.11%
CoStar Group, Inc.(b)	103,719	$88,136,257
IHS Markit Ltd.	493,502	39,840,416
TransUnion	1,082,329	96,944,209
		224,920,882
Restaurants–1.79%
Chipotle Mexican Grill, Inc.(b)	84,807	97,965,654
Semiconductor Equipment–4.67%
Entegris, Inc.	382,723	27,521,611
KLA Corp.	209,294	41,823,220
Lam Research Corp.	273,974	103,332,034
MKS Instruments, Inc.	435,884	55,549,057
Teradyne, Inc.	306,542	27,269,976
		255,495,898
Semiconductors–4.26%
Marvell Technology Group Ltd.	1,754,536	63,987,928
Microchip Technology, Inc.	681,505	69,329,504
Monolithic Power Systems, Inc.	377,091	99,932,886
		233,250,318
Specialized REITs–1.45%
SBA Communications Corp., Class A	254,435	79,266,680
Systems Software–0.98%
Crowdstrike Holdings, Inc., Class A(b)	476,105	53,895,086
Technology Distributors–0.74%
CDW Corp.	347,133	40,354,211
Trucking–1.26%
Old Dominion Freight Line, Inc.	376,209	68,778,529
Total Common Stocks & Other Equity Interests (Cost $3,751,480,138)		5,409,900,203
Money Market Funds–1.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	10,732,291	10,732,291
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	33,000,735	33,020,536
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	12,265,476	12,265,476
Total Money Market Funds (Cost $56,009,746)		56,018,303
TOTAL INVESTMENTS IN SECURITIES–99.83% (Cost $3,807,489,884)		5,465,918,506
OTHER ASSETS LESS LIABILITIES—0.17%		9,241,958
NET ASSETS–100.00%		$5,475,160,464
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,853,080	$526,939,630	$(546,060,419)	$-	$-	$10,732,291	$180,693
Invesco Liquid Assets Portfolio, Institutional Class	-	192,035,456	(159,041,554)	8,556	18,078	33,020,536	61,788
Invesco Treasury Portfolio, Institutional Class	-	269,154,518	(256,889,043)	-	1	12,265,476	10,125
Total	$29,853,080	$988,129,604	$(961,991,016)	$8,556	$18,079	$56,018,303	$252,606

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Discovery Mid Cap Growth Fund to Invesco Discovery Mid Cap Growth Fund.
Invesco Oppenheimer Discovery Mid Cap Growth Fund